Share-Based Payments - Summary of measurement of the fair value of the service-based and exit-value based components (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 Y $ / shares	Dec. 31, 2020 EUR (€) Y € / shares
Share-based payments
Share price at grant date | $ / shares		$ 27.00
Exercise price | $ / shares		$ 27.00
Expected volatility (weighted-average)		37.33%
Expected term		6.5
Risk-free interest rate		1.03%
Phantom Option Plan
Share-based payments
Fair value at grant date | €			€ 1,352.74
Share price at grant date | € / shares			€ 5,192.46
Exercise price | € / shares			€ 3,937.72
Expected volatility (weighted-average)			37.66%
Expected dividends	0.00%
Required exit value | €			€ 2,100,000,000
Phantom Option Plan | Sevice Based Phantom Options
Share-based payments
Expected term			2.47
Phantom Option Plan | Exit Value Based Phantom Options
Share-based payments
Expected term			2.06